Land Use Rights, Net	12 Months Ended
Dec. 31, 2024
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

8. LAND USE RIGHTS, NET

The following table presents the Company’s land use rights as of the respective balance sheet dates:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Cost	12,860	12,860	1,762
Accumulated amortization	(4,673)	(4,930)	(675)
Land use rights, net	8,187	7,930	1,087

As of December 31, 2023 and 2024, the carrying amount of land use right were fully pledged to secure loans (Note 10).

Amortization expense was RMB257, RMB258 and RMB257 (US$35) for the years ended December 31, 2022, 2023 and 2024, respectively.